Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, represented by American Depositary Shares
Amount Registered | shares	108,258,000,000
Proposed Maximum Offering Price per Unit	0.0001
Maximum Aggregate Offering Price	$ 10,825,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,495.05
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares, no par value (“Ordinary Shares”), and American Depositary Shares (“ADSs”) offered hereby also include an indeterminate number of additional Ordinary Shares and ADSs as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other transactions.

ADSs evidenced by American Depositary Receipts issuable upon deposit of the Ordinary Shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-203333). Each American Depositary Share represents forty thousand (40,000) Ordinary Shares.

Represents Ordinary Shares represented by ADSs registered for resale by the selling shareholder described in this Registration Statement on Form F-1. The Registrant will not receive any proceeds from the sale of its ordinary shares by the selling shareholder.

Estimated solely for the purpose of computing the amount of the registration fee for the ADSs being registered in accordance with Rule 457(c) under the Securities Act based upon a proposed maximum aggregate offering price of $1.635 per ADS (equivalent to $0.0001 per ordinary share), the average of the high and low prices of the ADSs of the Registrant as reported on The Nasdaq Global Market on September 18, 2026, which date is within five business days of the filing of this Registration Statement on Form F-1.